Offerings - Offering: 1	Apr. 29, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.100% Senior Notes due 2035
Amount Registered | shares	400,000,000
Proposed Maximum Offering Price per Unit	0.9983
Maximum Aggregate Offering Price	$ 399,320,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 61,135.89
Offering Note	(1) The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering. The maximum aggregate amount of that offering is $400,000,000. (2) Calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended.